Cash and cash equivalents and short term investments - Cash and Cash Equivalents by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 1,419	€ 1,387	€ 1,407	€ 1,523
Euro
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	662	477
British pound
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	305	190
US dollar
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	64	88
Norwegian krone
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	58	35
Swedish krona
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	26	21
Australian dollar
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	118	358
Indonesian rupiah
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	48	26
Papua New Guinean kina
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	42	102
Other
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 96	€ 90